Financial Assets and Liabilities - Financial Liabilities (Details) - Level 3 - GBP (£) £ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial liabilities [line items]
Total financial liabilities	£ 117,306	£ 51,396
Lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	53,365	21
Lease liabilities | Current lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	11,132	21
Lease liabilities | Non-current lease liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	42,233	0
At amortised cost
Disclosure of financial liabilities [line items]
Total financial liabilities	58,735	48,615
At amortised cost | Trade and other payables
Disclosure of financial liabilities [line items]
Total financial liabilities	58,599	48,502
At amortised cost | Other liabilities
Disclosure of financial liabilities [line items]
Total financial liabilities	136	113
At fair value through profit or loss
Disclosure of financial liabilities [line items]
Total financial liabilities	5,206	2,760
At fair value through profit or loss | Contingent consideration
Disclosure of financial liabilities [line items]
Total financial liabilities	1,442	1,244
At fair value through profit or loss | Deferred consideration
Disclosure of financial liabilities [line items]
Total financial liabilities	£ 3,764	£ 1,516